Jan 31, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN.:	Ms. Debra O’Neal Johnson Document Control — EDGAR

RE:	RiverSource Tax-Exempt Series, Inc. Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund) Post-Effective Amendment No. 62 File No. 2-57328/811-2686
Dear Ms. O’Neal Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 62 (Amendment). This Amendment was filed electronically on January 27, 2011.
If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,
/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Vice President and Group Counsel Ameriprise Financial, Inc.